Note 5 - Asset Purchase: Schedule of Equity Method Investments (Tables)	3 Months Ended
Nov. 30, 2012
Tables/Schedules
Schedule of Equity Method Investments

Asset Purchase	November 30, 2012
Tangible Assets
Equipment	$ 23,000
Supplies	1,000
Inventory	1,000
Total Tangible Assets	$ 25,000

Intangible Assets
Goodwill	$ 5,000
Intilectual Property (10 patents, 2 trademarks, network system, wind turbine monitoring system, URL	1,467,500
Restrictive Covenant	$ 2,500
Total intangible assets acquired	$ 1,475,000

Total Assets acquired	$ 1,500,000